Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents	$ 51,678	$ 49,805
Fees receivable	10,967	13,183
Short-term investments	3,348	6,133
Other assets	8,723	6,793
Income taxes recoverable	2,247	1,613
Total current assets	76,963	77,527
Non-current
Co-investments	73,573	68,765
Other assets	21,271	12,433
Property and equipment, net	12,496	16,479
Intangible assets	178,613	170,061
Goodwill	19,149	19,149
Deferred income taxes	1,683	1,459
Total non-current assets	306,785	288,346
Total assets	383,748	365,873
Current
Accounts payable and accrued liabilities	10,703	9,362
Compensation payable	12,342	15,751
Income taxes payable	2,707	3,005
Total current liabilities	25,752	28,118
Non-current
Other accrued liabilities	18,061	8,280
Loan facility	54,437	29,769
Deferred income taxes	8,227	8,487
Total liabilities	106,477	74,654
Shareholders' equity
Capital stock	428,475	417,425
Contributed surplus	33,716	35,357
Deficit	(105,305)	(97,006)
Accumulated other comprehensive loss	(79,615)	(64,557)
Total shareholders' equity	277,271	291,219
Total liabilities and shareholders' equity	383,748	365,873
Commitments and provisions